		•	Pacific Select Fund
June 30, 2008		•	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-1
Where to Go for More Information	F-4

     The 2008 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2008 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	4,246,549	$43,697,221	$43,116,578
International Value	International Value	17,343,897	259,750,735	267,893,158
Long/Short Large-Cap (1)	Long/Short Large-Cap	1,642,775	16,682,537	15,359,300
International Small-Cap	International Small-Cap	2,264,653	23,901,264	22,557,819
Equity Index	Equity Index	16,900,290	467,774,198	477,640,302
Small-Cap Index	Small-Cap Index	19,694,828	261,135,312	220,605,098
Diversified Research	Diversified Research	4,997,914	59,483,890	51,059,372
Equity	Equity	2,408,868	46,348,702	41,189,230
American Funds® Growth-Income	American Funds Growth-Income	6,032,528	73,447,859	64,007,325
American Funds Growth	American Funds Growth	6,238,643	83,121,932	71,259,041
Large-Cap Value	Large-Cap Value	11,350,444	145,706,790	134,518,227
Technology	Technology	3,471,185	22,070,278	17,682,126
Short Duration Bond	Short Duration Bond	5,411,259	52,273,842	50,471,925
Floating Rate Loan	Floating Rate Loan	1,049,514	10,102,241	9,291,065
Diversified Bond	Diversified Bond	2,891,259	28,932,321	26,668,105
Growth LT	Growth LT	13,373,522	250,897,853	271,210,715
Focused 30	Focused 30	4,057,919	53,159,018	55,709,534
Health Sciences	Health Sciences	2,226,330	23,893,709	21,374,511
Mid-Cap Equity (2)	Mid-Cap Equity (2)	13,323,538	222,895,395	176,558,252
Large-Cap Growth	Large-Cap Growth	8,711,956	65,324,186	55,201,080
International Large-Cap	International Large-Cap	26,542,243	218,576,753	179,009,539
Small-Cap Value	Small-Cap Value	5,298,644	77,395,118	66,611,735
Multi-Strategy	Multi-Strategy	5,534,189	84,989,724	85,981,642
Main Street® Core	Main Street Core	7,449,811	142,300,248	148,183,080
Emerging Markets	Emerging Markets	9,525,565	160,722,255	145,497,544
Money Market	Money Market	22,586,065	228,634,288	227,700,873
High Yield Bond	High Yield Bond	11,031,162	74,715,686	68,156,135
Managed Bond	Managed Bond	37,638,239	419,674,031	416,205,270
Inflation Managed	Inflation Managed	16,835,483	195,935,925	192,705,887
Comstock	Comstock	7,275,594	76,420,263	58,791,269
Mid-Cap Growth	Mid-Cap Growth	7,510,909	69,160,275	62,314,263
Real Estate	Real Estate	5,674,265	114,051,309	82,808,858
Small-Cap Equity	Small-Cap Equity	1,487,199	18,855,372	18,383,575

	M Fund, Inc.
I	Brandes International Equity	6,501,341	120,366,605	100,055,632
II	Turner Core Growth	2,111,715	36,841,447	33,850,786
III	Frontier Capital Appreciation	1,948,259	49,112,276	44,790,484
V	Business Opportunity Value	2,417,533	29,538,349	26,568,690

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	560,605	8,201,396	6,744,084
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,119,186	30,591,584	30,156,020

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,611,733	76,111,022	61,219,028
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	3,329	35,891	34,918
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	374,337	4,275,413	4,147,652
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	43,426	511,779	488,538
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	56,438	669,404	640,006
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	197,312	2,580,604	2,237,514
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	65,742	795,555	750,117
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	184,777	7,378,795	7,400,317
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,020,867	32,399,959	28,574,064
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	290,027	3,502,751	2,543,537

	Janus Aspen Series
International Growth Service Class	Janus Aspen International Growth Service Class	508,172	30,211,713	24,127,997
Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	41,368	507,250	455,880
Mid Cap Growth Service Class	Janus Aspen Mid Cap Growth Service Class	92,253	3,435,811	3,209,483

	Lazard Retirement Series, Inc.
US Strategic Equity	Lazard Retirement U.S. Strategic Equity	7,232	68,930	66,028

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth—Class II	Legg Mason Partners Variable Aggressive Growth—Class II	17,236	269,309	253,025
Legg Mason Partners Variable Mid Cap Core—Class II	Legg Mason Partners Variable Mid Cap Core—Class II	12,819	162,413	150,627

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	55,546	759,616	675,439
MFS Utilities Series Service Class	MFS Utilities Series Service Class	202,874	6,317,465	5,757,556

See Notes to Financial Statements	See explanation of references on G-2
G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2008 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Premier VIT
OpCap Small Cap	OpCap Small Cap	56,428	$1,457,744	$1,140,402

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth—II	T. Rowe Price Blue Chip Growth—II	465,575	5,154,354	4,846,637
T. Rowe Price Equity Income—II	T. Rowe Price Equity Income—II	1,640,828	38,668,602	32,209,463

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Worldwide Hard Assets	2,227,304	74,912,748	95,885,442

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$43,116,578	$267,893,158	$15,359,300	$22,557,819	$477,640,302	$220,605,098	$51,059,372
Receivables:
Due from Pacific Life Insurance Company	—	4,279,908	20,960	91,450	3,510,341	—	—
Fund shares redeemed	29,959	—	—	—	—	1,444,428	25,520

Total Assets	43,146,537	272,173,066	15,380,260	22,649,269	481,150,643	222,049,526	51,084,892

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29,994	—	—	—	—	1,444,451	25,483
Fund shares purchased	—	4,279,960	21,032	91,463	3,510,369	—	—
Other	—	5	—	—	—	37	—

Total Liabilities	29,994	4,279,965	21,032	91,463	3,510,369	1,444,488	25,483

NET ASSETS	$43,116,543	$267,893,101	$15,359,228	$22,557,806	$477,640,274	$220,605,038	$51,059,409

Units Outstanding	3,279,466	8,711,535	1,642,928	2,233,212	9,545,279	12,915,372	3,838,958

Accumulation Unit Value	$13.15	$30.75	$9.35	$10.10	$50.04	$17.08	$13.30

Cost of Investments	$43,697,221	$259,750,735	$16,682,537	$23,901,264	$467,774,198	$261,135,312	$59,483,890

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$41,189,230	$64,007,325	$71,259,041	$134,518,227	$17,682,126	$50,471,925	$9,291,065
Receivables:
Due from Pacific Life Insurance Company	—	8,127	15,516	3,530	67	—	11,602
Fund shares redeemed	91,549	—	—	—	—	128,580	—

Total Assets	41,280,779	64,015,452	71,274,557	134,521,757	17,682,193	50,600,505	9,302,667

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	91,549	—	—	—	—	128,628	—
Fund shares purchased	—	8,127	15,613	3,431	67	—	11,635
Other	2	2,655	75	—	7	—	5

Total Liabilities	91,551	10,782	15,688	3,431	74	128,628	11,640

NET ASSETS	$41,189,228	$64,004,670	$71,258,869	$134,518,326	$17,682,119	$50,471,877	$9,291,027

Units Outstanding	3,225,168	5,465,430	5,246,846	8,916,055	2,651,916	4,530,445	969,569

Accumulation Unit Value	$12.77	$11.71	$13.58	$15.09	$6.67	$11.14	$9.58

Cost of Investments	$46,348,702	$73,447,859	$83,121,932	$145,706,790	$22,070,278	$52,273,842	$10,102,241

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity(1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$26,668,105	$271,210,715	$55,709,534	$21,374,511	$176,558,252	$55,201,080	$179,009,539
Receivables:
Due from Pacific Life Insurance Company	—	516,147	108,031	—	—	—	1,067,358
Fund shares redeemed	32,188	—	—	9,843	126,028	92,386	—

Total Assets	26,700,293	271,726,862	55,817,565	21,384,354	176,684,280	55,293,466	180,076,897

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	32,260	—	—	9,839	126,104	92,355	—
Fund shares purchased	—	516,170	108,068	—	—	—	1,067,367
Other	4	—	6	—	49	—	72

Total Liabilities	32,264	516,170	108,074	9,839	126,153	92,355	1,067,439

NET ASSETS	$26,668,029	$271,210,692	$55,709,491	$21,374,515	$176,558,127	$55,201,111	$179,009,458

Units Outstanding	2,598,136	6,026,979	3,727,466	1,521,462	7,851,092	7,141,006	15,163,935

Accumulation Unit Value	$10.26	$45.00	$14.95	$14.05	$22.49	$7.73	$11.80

Cost of Investments	$28,932,321	$250,897,853	$53,159,018	$23,893,709	$222,895,395	$65,324,186	$218,576,753

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$66,611,735	$85,981,642	$148,183,080	$145,497,544	$227,700,873	$68,156,135	$416,205,270
Receivables:
Due from Pacific Life Insurance Company	6,858	—	—	—	—	—	528,629
Fund shares redeemed	—	68,793	49,460	5,571,905	1,273,511	1,949	—

Total Assets	66,618,593	86,050,435	148,232,540	151,069,449	228,974,384	68,158,084	416,733,899

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	68,773	49,454	5,571,932	1,300,504	1,960	—
Fund shares purchased	6,839	—	—	—	—	—	528,712
Other	3	—	—	75	78	—	—

Total Liabilities	6,842	68,773	49,454	5,572,007	1,300,582	1,960	528,712

NET ASSETS	$66,611,751	$85,981,662	$148,183,086	$145,497,442	$227,673,802	$68,156,124	$416,205,187

Units Outstanding	3,082,152	1,772,901	2,966,671	5,000,116	9,838,361	1,743,174	9,824,731

Accumulation Unit Value	$21.61	$48.50	$49.95	$29.10	$23.14	$39.10	$42.36

Cost of Investments	$77,395,118	$84,989,724	$142,300,248	$160,722,255	$228,634,288	$74,715,686	$419,674,031

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I	II

ASSETS
Investments in portfolios, at value	$192,705,887	$58,791,269	$62,314,263	$82,808,858	$18,383,575	$100,055,632	$33,850,786
Receivables:
Due from Pacific Life Insurance Company	—	—	167,740	164,773	135,022	764,946	66,968
Fund shares redeemed	99,242	4,672,732	—		—	—	—

Total Assets	192,805,129	63,464,001	62,482,003	82,973,631	18,518,597	100,820,578	33,917,754

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	99,381	4,672,685	—	—	—	—	—
Fund shares purchased	—	—	167,748	164,756	135,056	764,930	66,967
Other	55	—	—	—	—	—	—

Total Liabilities	99,436	4,672,685	167,748	164,756	135,056	764,930	66,967

NET ASSETS	$192,705,693	$58,791,316	$62,314,255	$82,808,875	$18,383,541	$100,055,648	$33,850,787

Units Outstanding	4,444,103	5,661,409	6,584,761	2,381,441	1,286,664	3,106,784	1,443,292

Accumulation Unit Value	$43.36	$10.38	$9.46	$34.77	$14.29	$32.21	$23.45

Cost of Investments	$195,935,925	$76,420,263	$69,160,275	$114,051,309	$18,855,372	$120,366,605	$36,841,447

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom Income	Freedom 2010
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$44,790,484	$26,568,690	$6,744,084	$30,156,020	$61,219,028	$34,918	$4,147,652
Receivables:
Due from Pacific Life Insurance Company	381,597	67,442	76,751	2,928,444	315,164	—	581
Fund shares redeemed	—	—	—	—	—	4	—

Total Assets	45,172,081	26,636,132	6,820,835	33,084,464	61,534,192	34,922	4,148,233

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	4	—
Fund shares purchased	381,597	67,442	76,749	2,928,441	315,164	—	581
Other	—	3	—	—	23	—	—

Total Liabilities	381,597	67,445	76,749	2,928,441	315,187	4	581

NET ASSETS	$44,790,484	$26,568,687	$6,744,086	$30,156,023	$61,219,005	$34,918	$4,147,652

Units Outstanding	1,250,911	1,674,702	612,581	2,073,290	4,645,560	3,542	443,190

Accumulation Unit Value	$35.81	$15.86	$11.01	$14.55	$13.18	$9.86	$9.36

Cost of Investments	$49,112,276	$29,538,349	$8,201,396	$30,591,584	$76,111,022	$35,891	$4,275,413

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$488,538	$640,006	$2,237,514	$750,117	$7,400,317	$28,574,064	$2,543,537
Receivables:
Due from Pacific Life Insurance Company	—	—	327	817	339	—	37,975
Fund shares redeemed	4	3,887	—	—	—	1,410,792	—

Total Assets	488,542	643,893	2,237,841	750,934	7,400,656	29,984,856	2,581,512

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	3,887	—	—	—	1,410,778	—
Fund shares purchased	—	—	325	817	338	—	37,975
Other	—	—	—	—	—	—	4

Total Liabilities	5	3,887	325	817	338	1,410,778	37,979

NET ASSETS	$488,537	$640,006	$2,237,516	$750,117	$7,400,318	$28,574,078	$2,543,533

Units Outstanding	52,827	70,654	248,586	84,934	573,570	2,040,064	231,156

Accumulation Unit Value	$9.25	$9.06	$9.00	$8.83	$12.90	$14.01	$11.00

Cost of Investments	$511,779	$669,404	$2,580,604	$795,555	$7,378,795	$32,399,959	$3,502,751

					Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable	MFS New
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap	Discovery Series
	Service Class	Service Class	Service Class	Equity	Growth—Class II	Core—Class II	Service Class

ASSETS
Investments in portfolios, at value	$24,127,997	$455,880	$3,209,483	$66,028	$253,025	$150,627	$675,439
Receivables:
Due from Pacific Life Insurance Company	59,010	—	50,626	—	—	—	—
Fund shares redeemed	—	496	—	346	130	58,273	4,216

Total Assets	24,187,007	456,376	3,260,109	66,374	253,155	208,900	679,655

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	492	—	346	130	58,273	4,216
Fund shares purchased	59,010	—	50,626	—	—	—	—
Other	246	—	—	—	—	—	—

Total Liabilities	59,256	492	50,626	346	130	58,273	4,216

NET ASSETS	$24,127,751	$455,884	$3,209,483	$66,028	$253,025	$150,627	$675,439

Units Outstanding	2,311,969	51,388	307,387	7,790	28,894	16,285	77,217

Accumulation Unit Value	$10.44	$8.87	$10.44	$8.48	$8.76	$9.25	$8.75

Cost of Investments	$30,211,713	$507,250	$3,435,811	$68,930	$269,309	$162,413	$759,616

	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Utilities Series	OpCap	Blue Chip	Equity	Worldwide
	Service Class	Small Cap	Growth—II	Income—II	Hard Assets

ASSETS
Investments in portfolios, at value	$5,757,556	$1,140,402	$4,846,637	$32,209,463	$95,885,442
Receivables:
Due from Pacific Life Insurance Company	1,639	52,996	—	3,754,687	—
Fund shares redeemed	—	—	1,515	—	1,154,164

Total Assets	5,759,195	1,193,398	4,848,152	35,964,150	97,039,606

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1,515	—	1,154,164
Fund shares purchased	1,636	52,996	—	3,754,687	—
Other	—	—	—	8	8

Total Liabilities	1,636	52,996	1,515	3,754,695	1,154,172

NET ASSETS	$5,757,559	$1,140,402	$4,846,637	$32,209,455	$95,885,434

Units Outstanding	527,561	135,955	412,784	2,959,633	2,986,459

Accumulation Unit Value	$10.91	$8.39	$11.74	$10.88	$32.11

Cost of Investments	$6,317,465	$1,457,744	$5,154,354	$38,668,602	$74,912,748

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap (1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$ —	$63,346	$ —	$ 38,497	$20,232	$29,687	$1,965

Net Investment Income	—	63,346	—	38,497	20,232	29,687	1,965

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,286,257	6,214,287	(519)	3,836	(3,750,756)	2,019,021	2,100,310
Capital gain distributions	4,038,836	12,270,780	—	—	21,350,189	21,148,306	8,171,647

Realized Gain (Loss)	5,325,093	18,485,067	(519)	3,836	17,599,433	23,167,327	10,271,957

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(13,366,379)	(53,551,122)	(1,323,237)	(1,472,698)	(84,023,645)	(47,783,593)	(16,729,181)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,041,286)	($35,002,709)	($1,323,756)	($1,430,365)	($66,403,980)	($24,586,579)	($6,455,259)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$17,358	$ —	$834	$13,724	$16,884	$962,735	$339,891

Net Investment Income	17,358	—	834	13,724	16,884	962,735	339,891

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	601,268	271,767	263,774	1,499,746	524,702	(61,496)	(146,417)
Capital gain distributions	5,622,189	2,629,763	9,895,840	5,448,111	3,472,328	—	—

Realized Gain (Loss)	6,223,457	2,901,530	10,159,614	6,947,857	3,997,030	(61,496)	(146,417)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(11,506,058)	(10,675,480)	(15,437,196)	(27,481,235)	(7,889,501)	(1,590,367)	(423,732)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($5,265,243)	($7,773,950)	($5,276,748)	($20,519,654)	($3,875,587)	($689,128)	($230,258)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$538,890	$125,445	$20,780	$ —	$ —	$ —	$610,182

Net Investment Income	538,890	125,445	20,780	—	—	—	610,182

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(216,475)	1,204,315	2,012,958	573,571	1,507,980	335,198	2,639,250
Capital gain distributions	—	35,537,930	3,537,613	2,900,750	26,485,249	11,539,122	40,226,400

Realized Gain (Loss)	(216,475)	36,742,245	5,550,571	3,474,321	27,993,229	11,874,320	42,865,650

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(1,382,867)	(69,357,155)	(10,938,067)	(5,499,785)	(46,311,279)	(21,156,065)	(58,114,949)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,060,452)	($32,489,465)	($5,366,716)	($2,025,464)	($18,318,050)	($9,281,745)	($14,639,117)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$6,461	$116,980	$6,127	$154,744	$2,972,675	$2,809,031	$6,557,640

Net Investment Income	6,461	116,980	6,127	154,744	2,972,675	2,809,031	6,557,640

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(409,876)	1,115,516	191,955	9,892,798	733,128	(756,504)	513,431
Capital gain distributions	6,985,040	5,663,635	17,448,417	27,769,038	—	—	3,999,833

Realized Gain (Loss)	6,575,164	6,779,151	17,640,372	37,661,836	733,128	(756,504)	4,513,264

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(8,411,732)	(13,637,244)	(33,825,235)	(57,851,878)	(621,837)	(3,612,671)	(10,596,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,830,107)	($6,741,113)	($16,178,736)	($20,035,298)	$3,083,966	($1,560,144)	$474,558

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I	II

INVESTMENT INCOME
Dividends	$3,842,500	$ —	$8,665	$420,206	$1,597	$ —	$6,423

Net Investment Income	3,842,500	—	8,665	420,206	1,597	—	6,423

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(642,115)	(1,429,806)	2,746,362	4,280,338	(5,349)	581,918	1,663,132
Capital gain distributions	948,761	3,376,164	7,855,800	23,682,541	306,670	2,385,745	877,009

Realized Gain	306,646	1,946,358	10,602,162	27,962,879	301,321	2,967,663	2,540,141

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,840,578	(14,758,405)	(17,044,207)	(33,006,112)	(680,552)	(20,589,541)	(9,723,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,989,724	($12,812,047)	($6,433,380)	($4,623,027)	($377,634)	($17,621,878)	($7,177,423)

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom Income	Freedom 2010
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends	$ —	$11,705	$ —	$ —	$10,352	$6	$ —

Net Investment Income	—	11,705	—	—	10,352	6	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(382,850)	(56,090)	(239,092)	138,236	(1,105,616)	(78)	(4,592)
Capital gain distributions	500,130	802,894	—	—	1,345,755	129	1,279

Realized Gain (Loss)	117,280	746,804	(239,092)	138,236	240,139	51	(3,313)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(3,139,572)	(2,457,218)	(580,240)	(602,175)	(7,556,042)	(434)	(124,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,022,292)	($1,698,709)	($819,332)	($463,939)	($7,305,551)	($377)	($127,614)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends	$ —	$ —	$ —	$ —	$ —	$35,057	$ —

Net Investment Income	—	—	—	—	—	35,057	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(19,094)	(6,262)	(5,787)	(10,307)	90,096	(657,343)	(609,170)
Capital gain distributions	6,888	4,535	57,784	11,314	—	4,373,380	666,601

Realized Gain (Loss)	(12,206)	(1,727)	51,997	1,007	90,096	3,716,037	57,431

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(10,272)	(27,132)	(251,436)	(36,528)	(315,030)	(5,837,813)	(597,697)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($22,478)	($28,859)	($199,439)	($35,521)	($224,934)	($2,086,719)	($540,266)

					Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable	MFS New
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap	Discovery Series
	Service Class	Service Class	Service Class	Equity	Growth—Class II	Core—Class II	Service Class

INVESTMENT INCOME
Dividends	$243,316	$1,404	$72	$ —	$ —	$ —	$ —

Net Investment Income	243,316	1,404	72	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	94,940	(377,099)	(7,028)	(6,815)	(8,579)	(23,138)	(8,798)
Capital gain distributions	3,514,564	26,167	163,948	—	—	—	47,107

Realized Gain (Loss)	3,609,504	(350,932)	156,920	(6,815)	(8,579)	(23,138)	38,309

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,550,477)	(50,343)	(267,115)	1,494	(14,162)	15,641	(81,130)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,697,657)	($399,871)	($110,123)	($5,321)	($22,741)	($7,497)	($42,821)

	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Utilities Series	OpCap	Blue Chip	Equity	Worldwide
	Service Class	Small Cap	Growth—II	Income—II	Hard Assets

INVESTMENT INCOME
Dividends	$59,498	$ —	$ —	$285,985	$171,913

Net Investment Income	59,498	—	—	285,985	171,913

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(981,380)	(9,121)	(40,235)	(500,799)	1,687,051
Capital gain distributions	724,303	233,458	—	879,115	9,413,819

Realized Gain (Loss)	(257,077)	224,337	(40,235)	378,316	11,100,870

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(903,281)	(311,287)	(515,308)	(4,941,304)	6,039,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,100,860)	($86,950)	($555,543)	($4,277,003)	$17,312,048

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Small-Cap Growth (2)		International Value		Long/Short Large-Cap (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$63,346	$6,209,919	$—
Realized gain (loss)	5,325,093	1,787,843	18,485,067	50,037,681	(519)
Change in unrealized appreciation (depreciation) on investments	(13,366,379)	4,425,086	(53,551,122)	(39,003,319)	(1,323,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,041,286)	6,212,929	(35,002,709)	17,244,281	(1,323,756)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,514,056	4,713,560	12,702,052	25,269,630	366,523
Transfers between variable and fixed accounts, net	828,101	5,250,043	109,002	18,125,526	16,625,728
Transfers—policy charges and deductions	(1,621,917)	(3,137,582)	(8,385,947)	(16,754,961)	(203,966)
Transfers—surrenders	(879,666)	(2,299,441)	(5,628,010)	(16,659,383)	(66,862)
Transfers—other	(269,318)	(713,226)	(1,789,626)	(4,025,963)	(38,439)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	571,256	3,813,354	(2,992,529)	5,954,849	16,682,984

NET INCREASE (DECREASE) IN NET ASSETS	(7,470,030)	10,026,283	(37,995,238)	23,199,130	15,359,228

NET ASSETS
Beginning of Year or Periods	50,586,573	40,560,290	305,888,339	282,689,209	—

End of Year or Periods	$43,116,543	$50,586,573	$267,893,101	$305,888,339	$15,359,228

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38,497	$263,532	$20,232	$10,452,919	$29,687	$3,695,225
Realized gain (loss)	3,836	146,954	17,599,433	(5,482,406)	23,167,327	10,752,479
Change in unrealized appreciation (depreciation) on investments	(1,472,698)	(379,230)	(84,023,645)	24,548,115	(47,783,593)	(20,045,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,430,365)	31,256	(66,403,980)	29,518,628	(24,586,579)	(5,597,960)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,873,205	3,184,903	21,017,679	48,359,236	9,004,922	20,648,803
Transfers between variable and fixed accounts, net	(166,213)	9,888,824	3,180,789	(6,104,627)	(18,172,102)	(13,575,635)
Transfers—policy charges and deductions	(863,348)	(1,380,037)	(15,631,079)	(32,062,683)	(7,039,486)	(15,592,627)
Transfers—surrenders	(446,056)	(600,745)	(15,148,164)	(34,524,303)	(5,629,482)	(18,711,492)
Transfers—other	(190,993)	(217,936)	(1,298,746)	(3,290,598)	(1,531,859)	(2,506,029)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	206,595	10,875,009	(7,879,521)	(27,622,975)	(23,368,007)	(29,736,980)

NET INCREASE (DECREASE) IN NET ASSETS	(1,223,770)	10,906,265	(74,283,501)	1,895,653	(47,954,586)	(35,334,940)

NET ASSETS
Beginning of Year or Period	23,781,576	12,875,311	551,923,775	550,028,122	268,559,624	303,894,564

End of Year or Period	$22,557,806	$23,781,576	$477,640,274	$551,923,775	$220,605,038	$268,559,624

(1)	Unaudited.

(2)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account.

(3)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Diversified Research		Equity		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,965	$535,376	$17,358	$113,435	$—	$862,120
Realized gain	10,271,957	3,123,255	6,223,457	3,438,684	2,901,530	3,936,906
Change in unrealized depreciation on investments	(16,729,181)	(2,619,658)	(11,506,058)	(722,184)	(10,675,480)	(2,923,413)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,455,259)	1,038,973	(5,265,243)	2,829,935	(7,773,950)	1,875,613

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,348,907	8,697,285	2,153,619	4,257,902	4,895,025	9,274,083
Transfers between variable and fixed accounts, net	(13,316,577)	(7,530,968)	(2,041,761)	3,907,061	3,023,728	9,212,335
Transfers—policy charges and deductions	(2,121,280)	(4,659,322)	(1,734,283)	(3,526,824)	(2,765,481)	(4,959,295)
Transfers—surrenders	(1,373,043)	(2,679,765)	(1,137,022)	(2,441,955)	(1,753,060)	(2,162,295)
Transfers—other	(226,205)	(549,498)	(153,230)	(666,170)	(701,964)	(384,678)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,688,198)	(6,722,268)	(2,912,677)	1,530,014	2,698,248	10,980,150

NET INCREASE (DECREASE) IN NET ASSETS	(20,143,457)	(5,683,295)	(8,177,920)	4,359,949	(5,075,702)	12,855,763

NET ASSETS
Beginning of Year or Period	71,202,866	76,886,161	49,367,148	45,007,199	69,080,372	56,224,609

End of Year or Period	$51,059,409	$71,202,866	$41,189,228	$49,367,148	$64,004,670	$69,080,372

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$834	$279,627	$13,724	$1,904,295	$16,884	$10,228
Realized gain	10,159,614	8,238,466	6,947,857	4,080,175	3,997,030	2,558,874
Change in unrealized appreciation (depreciation) on investments	(15,437,196)	(1,311,233)	(27,481,235)	(643,816)	(7,889,501)	1,108,005

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,276,748)	7,206,860	(20,519,654)	5,340,654	(3,875,587)	3,677,107

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,949,540	8,546,445	7,905,279	16,459,987	933,027	1,664,304
Transfers between variable and fixed accounts, net	12,465,235	(5,121,714)	(2,679,098)	133,111	(993,024)	1,787,482
Transfers—policy charges and deductions	(2,652,493)	(4,546,413)	(5,572,814)	(11,335,442)	(620,263)	(1,230,313)
Transfers—surrenders	(986,557)	(1,819,827)	(2,899,899)	(5,976,887)	(410,066)	(603,702)
Transfers—other	(472,736)	171,168	(429,637)	(2,348,557)	(49,285)	(140,715)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,302,989	(2,770,341)	(3,676,169)	(3,067,788)	(1,139,611)	1,477,056

NET INCREASE (DECREASE) IN NET ASSETS	8,026,241	4,436,519	(24,195,823)	2,272,866	(5,015,198)	5,154,163

NET ASSETS
Beginning of Year or Period	63,232,628	58,796,109	158,714,149	156,441,283	22,697,317	17,543,154

End of Year or Period	$71,258,869	$63,232,628	$134,518,326	$158,714,149	$17,682,119	$22,697,317

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Short Duration Bond		Floating Rate Loan (2)		Diversified Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$962,735	$1,991,999	$339,891	$451,942	$538,890	$1,031,172
Realized gain (loss)	(61,496)	(291,247)	(146,417)	(159,034)	(216,475)	48,452
Change in unrealized appreciation (depreciation) on investments	(1,590,367)	232,055	(423,732)	(387,444)	(1,382,867)	(975,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	(689,128)	1,932,807	(230,258)	(94,536)	(1,060,452)	103,845

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,792,707	5,644,721	567,186	1,333,528	1,918,290	3,079,499
Transfers between variable and fixed accounts, net	5,928,395	(1,820,360)	111,810	8,965,591	(782,300)	17,333,074
Transfers—policy charges and deductions	(1,705,991)	(3,051,745)	(358,278)	(406,484)	(1,107,315)	(1,570,883)
Transfers—surrenders	(1,335,696)	(1,510,952)	(166,387)	(266,762)	(526,435)	(818,277)
Transfers—other	(302,744)	(262,278)	(82,564)	(81,819)	(210,653)	(178,521)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,376,671	(1,000,614)	71,767	9,544,054	(708,413)	17,844,892

NET INCREASE (DECREASE) IN NET ASSETS	4,687,543	932,193	(158,491)	9,449,518	(1,768,865)	17,948,737

NET ASSETS
Beginning of Year or Periods	45,784,334	44,852,141	9,449,518	—	28,436,894	10,488,157

End of Year or Periods	$50,471,877	$45,784,334	$9,291,027	$9,449,518	$26,668,029	$28,436,894

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$125,445	$1,349,167	$20,780	$166,019	$—	$—
Realized gain (loss)	36,742,245	(609,866)	5,550,571	2,777,690	3,474,321	586,372
Change in unrealized appreciation (depreciation) on investments	(69,357,155)	43,992,491	(10,938,067)	7,493,801	(5,499,785)	2,611,877

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,489,465)	44,731,792	(5,366,716)	10,437,510	(2,025,464)	3,198,249

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	12,121,980	25,258,099	2,160,442	3,179,178	1,198,871	2,579,856
Transfers between variable and fixed accounts, net	(4,030,074)	(13,120,991)	10,321,506	12,901,554	219,426	625,690
Transfers—policy charges and deductions	(10,144,969)	(20,605,099)	(1,390,867)	(2,169,823)	(701,933)	(1,338,772)
Transfers—surrenders	(6,966,853)	(20,518,160)	(426,767)	(2,014,229)	(472,888)	(789,127)
Transfers—other	(1,104,364)	(3,272,320)	(215,825)	(218,095)	(147,957)	(3,541)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,124,280)	(32,258,471)	10,448,489	11,678,585	95,519	1,074,106

NET INCREASE (DECREASE) IN NET ASSETS	(42,613,745)	12,473,321	5,081,773	22,116,095	(1,929,945)	4,272,355

NET ASSETS
Beginning of Year or Period	313,824,437	301,351,116	50,627,718	28,511,623	23,304,460	19,032,105

End of Year or Period	$271,210,692	$313,824,437	$55,709,491	$50,627,718	$21,374,515	$23,304,460

(1)	Unaudited.

(2)	Operations commenced on May 4, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Mid-Cap Equity (2)		Large-Cap Growth		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,608,408	$—	$—	$610,182	$3,038,271
Realized gain	27,993,229	6,556,477	11,874,320	1,998,798	42,865,650	44,776,362
Change in unrealized appreciation (depreciation) on investments	(46,311,279)	(13,051,615)	(21,156,065)	9,992,604	(58,114,949)	(30,250,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,318,050)	(4,886,730)	(9,281,745)	11,991,402	(14,639,117)	17,563,690

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	11,024,251	23,448,928	3,838,163	8,694,794	9,543,048	20,646,760
Transfers between variable and fixed accounts, net	(8,863,583)	8,117,285	1,597,634	(8,606,756)	1,948,716	(10,020,324)
Transfers—policy charges and deductions	(6,658,475)	(13,997,843)	(2,483,860)	(5,225,444)	(5,920,189)	(11,816,427)
Transfers—surrenders	(3,270,917)	(9,704,681)	(1,200,974)	(3,116,083)	(3,584,116)	(6,518,950)
Transfers—other	(1,153,305)	(2,529,552)	(199,797)	(884,437)	(1,002,212)	(1,725,137)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,922,029)	5,334,137	1,551,166	(9,137,926)	985,247	(9,434,078)

NET INCREASE (DECREASE) IN NET ASSETS	(27,240,079)	447,407	(7,730,579)	2,853,476	(13,653,870)	8,129,612

NET ASSETS
Beginning of Year or Period	203,798,206	203,350,799	62,931,690	60,078,214	192,663,328	184,533,716

End of Year or Period	$176,558,127	$203,798,206	$55,201,111	$62,931,690	$179,009,458	$192,663,328

	Small-Cap Value		Multi-Strategy		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,461	$1,265,867	$116,980	$2,922,289	$6,127	$2,055,949
Realized gain	6,575,164	990,482	6,779,151	2,918,889	17,640,372	952,499
Change in unrealized appreciation (depreciation) on investments	(8,411,732)	(261,501)	(13,637,244)	(1,266,678)	(33,825,235)	4,047,073

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,830,107)	1,994,848	(6,741,113)	4,574,500	(16,178,736)	7,055,521

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,189,478	7,486,224	3,067,433	7,007,667	7,277,011	14,542,933
Transfers between variable and fixed accounts, net	7,538,053	(6,078,397)	(1,212,283)	(5,143,677)	(4,183,863)	13,589,235
Transfers—policy charges and deductions	(1,893,956)	(3,840,838)	(2,790,164)	(5,918,815)	(5,483,188)	(11,062,848)
Transfers—surrenders	(714,725)	(2,622,187)	(4,140,524)	(6,410,061)	(3,701,620)	(9,956,823)
Transfers—other	(588,376)	(379,649)	(844,696)	(1,070,899)	(1,005,924)	(899,164)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,530,474	(5,434,847)	(5,920,234)	(11,535,785)	(7,097,584)	6,213,333

NET INCREASE (DECREASE) IN NET ASSETS	5,700,367	(3,439,999)	(12,661,347)	(6,961,285)	(23,276,320)	13,268,854

NET ASSETS
Beginning of Year or Period	60,911,384	64,351,383	98,643,009	105,604,294	171,459,406	158,190,552

End of Year or Period	$66,611,751	$60,911,384	$85,981,662	$98,643,009	$148,183,086	$171,459,406

(1)	Unaudited.

(2)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Varable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Emerging Markets		Money Market		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$154,744	$1,710,560	$2,972,675	$10,150,537	$2,809,031	$5,686,544
Realized gain (loss)	37,661,836	37,275,321	733,128	(47,365)	(756,504)	(940,383)
Change in unrealized appreciation (depreciation) on investments	(57,851,878)	2,772,823	(621,837)	80,479	(3,612,671)	(3,109,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,035,298)	41,758,704	3,083,966	10,183,651	(1,560,144)	1,636,329

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,666,774	12,824,085	106,640,480	259,233,274	3,287,062	7,523,737
Transfers between variable and fixed accounts, net	(10,689,516)	13,253,054	(77,718,913)	(170,855,028)	(5,727,519)	1,253,288
Transfers—policy charges and deductions	(4,546,631)	(8,001,708)	(12,501,406)	(22,425,588)	(2,204,833)	(4,506,754)
Transfers—surrenders	(2,440,669)	(6,048,926)	(21,216,356)	(29,005,989)	(2,033,495)	(3,262,293)
Transfers—other	(1,226,709)	(2,455,038)	(3,466,598)	(2,585,272)	(421,561)	(706,945)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,236,751)	9,571,467	(8,262,793)	34,361,397	(7,100,346)	301,033

NET INCREASE (DECREASE) IN NET ASSETS	(32,272,049)	51,330,171	(5,178,827)	44,545,048	(8,660,490)	1,937,362

NET ASSETS
Beginning of Year or Period	177,769,491	126,439,320	232,852,629	188,307,581	76,816,614	74,879,252

End of Year or Period	$145,497,442	$177,769,491	$227,673,802	$232,852,629	$68,156,124	$76,816,614

	Managed Bond		Inflation Managed		Comstock

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,557,640	$17,044,773	$3,842,500	$6,952,321	$—	$1,174,494
Realized gain (loss)	4,513,264	658,969	306,646	(1,890,644)	1,946,358	275,641
Change in unrealized appreciation (depreciation) on investments	(10,596,346)	14,366,023	1,840,578	11,150,701	(14,758,405)	(5,287,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	474,558	32,069,765	5,989,724	16,212,378	(12,812,047)	(3,837,462)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	14,180,436	25,953,261	8,165,577	15,103,679	4,994,178	10,014,355
Transfers between variable and fixed accounts, net	7,189,162	44,769,597	12,119,509	9,508,734	(12,252,145)	25,180,438
Transfers—policy charges and deductions	(10,717,450)	(18,648,436)	(5,966,820)	(10,075,461)	(2,697,753)	(4,998,419)
Transfers—surrenders	(7,375,593)	(27,156,576)	(2,899,535)	(8,327,609)	(1,248,353)	(2,428,255)
Transfers—other	(1,181,155)	4,819,341	(1,011,671)	(1,759,356)	(570,227)	(1,222,692)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,095,400	29,737,187	10,407,060	4,449,987	(11,774,300)	26,545,427

NET INCREASE (DECREASE) IN NET ASSETS	2,569,958	61,806,952	16,396,784	20,662,365	(24,586,347)	22,707,965

NET ASSETS
Beginning of Year or Period	413,635,229	351,828,277	176,308,909	155,646,544	83,377,663	60,669,698

End of Year or Period	$416,205,187	$413,635,229	$192,705,693	$176,308,909	$58,791,316	$83,377,663

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,665	$285,678	$420,206	$1,171,758	$1,597	$22,441
Realized gain	10,602,162	4,428,533	27,962,879	12,742,773	301,321	171,960
Change in unrealized appreciation (depreciation) on investments	(17,044,207)	6,671,147	(33,006,112)	(32,127,891)	(680,552)	144,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,433,380)	11,385,358	(4,623,027)	(18,213,360)	(377,634)	338,596

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,719,117	7,413,161	4,372,610	10,380,072	1,028,401	1,301,918
Transfers between variable and fixed accounts, net	(1,091,012)	7,217,828	(2,925,326)	(9,685,613)	7,052,005	5,230,174
Transfers—policy charges and deductions	(2,452,986)	(4,566,722)	(3,081,766)	(7,024,310)	(496,261)	(613,905)
Transfers—surrenders	(1,061,579)	(2,542,931)	(2,098,941)	(5,735,674)	(156,052)	(434,043)
Transfers—other	(391,141)	(609,782)	(491,523)	(1,834,896)	(80,764)	(103,927)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,277,601)	6,911,554	(4,224,946)	(13,900,421)	7,347,329	5,380,217

NET INCREASE (DECREASE) IN NET ASSETS	(7,710,981)	18,296,912	(8,847,973)	(32,113,781)	6,969,695	5,718,813

NET ASSETS
Beginning of Year or Period	70,025,236	51,728,324	91,656,848	123,770,629	11,413,846	5,695,033

End of Year or Period	$62,314,255	$70,025,236	$82,808,875	$91,656,848	$18,383,541	$11,413,846

	I		II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,405,327	$6,423	$136,338	$—	$—
Realized gain	2,967,663	26,975,248	2,540,141	5,441,740	117,280	9,119,637
Change in unrealized appreciation (depreciation) on investments	(20,589,541)	(21,095,858)	(9,723,987)	1,713,196	(3,139,572)	(3,511,449)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,621,878)	8,284,717	(7,177,423)	7,291,274	(3,022,292)	5,608,188

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,917,048	7,147,952	1,579,579	3,080,981	1,694,569	3,687,792
Transfers between variable and fixed accounts, net	(1,211,675)	3,950,909	1,999,234	(700,127)	(2,955,935)	332,558
Transfers—policy charges and deductions	(2,418,219)	(5,897,843)	(948,434)	(2,073,056)	(1,196,953)	(2,532,873)
Transfers—surrenders	(973,220)	(5,241,523)	(194,742)	(3,737,511)	(284,243)	(1,859,089)
Transfers—other	(298,662)	1,773,518	(33,714)	(1,281,928)	(131,131)	(175,127)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(984,728)	1,733,013	2,401,923	(4,711,641)	(2,873,693)	(546,739)

NET INCREASE (DECREASE) IN NET ASSETS	(18,606,606)	10,017,730	(4,775,500)	2,579,633	(5,895,985)	5,061,449

NET ASSETS
Beginning of Year or Period	118,662,254	108,644,524	38,626,287	36,046,654	50,686,469	45,625,020

End of Year or Period	$100,055,648	$118,662,254	$33,850,787	$38,626,287	$44,790,484	$50,686,469

(1)	Unaudited.

(2)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,705	$158,983	$—	$68,040	$—	$336,886
Realized gain (loss)	746,804	2,445,304	(239,092)	726,567	138,236	781,697
Change in unrealized appreciation (depreciation) on investments	(2,457,218)	(1,303,058)	(580,240)	(827,602)	(602,175)	33,281

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,698,709)	1,301,229	(819,332)	(32,995)	(463,939)	1,151,864

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,168,170	2,253,653	452,859	648,757	962,707	1,279,335
Transfers between variable and fixed accounts, net	3,364,525	(1,417,957)	2,278,073	2,025,353	18,815,569	5,963,132
Transfers—policy charges and deductions	(684,451)	(1,289,820)	(172,741)	(310,615)	(564,646)	(560,780)
Transfers—surrenders	(48,332)	(1,054,083)	(42,321)	(169,869)	(221,764)	(361,556)
Transfers—other	(42,145)	(180,107)	26,434	(57,333)	(155,515)	(135,157)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,757,767	(1,688,314)	2,542,304	2,136,293	18,836,351	6,184,974

NET INCREASE (DECREASE) IN NET ASSETS	2,059,058	(387,085)	1,722,972	2,103,298	18,372,412	7,336,838

NET ASSETS
Beginning of Year or Period	24,509,629	24,896,714	5,021,114	2,917,816	11,783,611	4,446,773

End of Year or Period	$26,568,687	$24,509,629	$6,744,086	$5,021,114	$30,156,023	$11,783,611

	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2 (2)		Service Class 2 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,352	$395,866	$6	$416	$—	$1,875
Realized gain (loss)	240,139	13,842,038	51	81	(3,313)	1,490
Change in unrealized depreciation on investments	(7,556,042)	(7,276,834)	(434)	(539)	(124,301)	(3,459)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,305,551)	6,961,070	(377)	(42)	(127,614)	(94)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,190,853	5,959,709	1,792	—	160,207	—
Transfers between variable and fixed accounts, net	10,540,335	16,981,156	23,243	11,611	4,106,270	84,167
Transfers—policy charges and deductions	(1,409,486)	(2,270,335)	(1,198)	(111)	(70,807)	(—)
Transfers—surrenders	(667,021)	(1,847,832)	—	—	(7,934)	—
Transfers—other	(116,375)	(127,345)	—	—	3,457	—

Net Increase in Net Assets Derived from Policy Transactions	11,538,306	18,695,353	23,837	11,500	4,191,193	84,167

NET INCREASE IN NET ASSETS	4,232,755	25,656,423	23,460	11,458	4,063,579	84,073

NET ASSETS
Beginning of Year or Periods	56,986,250	31,329,827	11,458	—	84,073	—

End of Year or Periods	$61,219,005	$56,986,250	$34,918	$11,458	$4,147,652	$84,073

(1)	Unaudited.

(2)	Operations commenced on October 29, 2007.

(3)	Operations commenced on December 13, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2 (2)		Service Class 2 (3)		Service Class 2 (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$7,488	$—	$1,043	$—	$46,594
Realized gain (loss)	(12,206)	6,594	(1,727)	1,171	51,997	51,098
Change in unrealized depreciation on investments	(10,272)	(12,969)	(27,132)	(2,266)	(251,436)	(91,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,478)	1,113	(28,859)	(52)	(199,439)	6,038

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	15,015	2,806	89,196	—	64,203	18,188
Transfers between variable and fixed accounts, net	362,192	361,539	529,518	94,251	29,684	2,408,135
Transfers—policy charges and deductions	(19,017)	(2,770)	(13,965)	(372)	(72,283)	(18,279)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	(184,737)	(25,126)	(29,711)	—	1,424	(155)

Net Increase in Net Assets Derived from Policy Transactions	173,453	336,449	575,038	93,879	23,028	2,407,889

NET INCREASE (DECREASE) IN NET ASSETS	150,975	337,562	546,179	93,827	(176,411)	2,413,927

NET ASSETS
Beginning of Periods	337,562	—	93,827	—	2,413,927	—

End of Periods	$488,537	$337,562	$640,006	$93,827	$2,237,516	$2,413,927

	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2 (5)		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,546	$—	$3,265	$35,057	$122,344
Realized gain	1,007	3,701	90,096	66,532	3,716,037	1,777,234
Change in unrealized appreciation (depreciation) on investments	(36,528)	(8,911)	(315,030)	312,378	(5,837,813)	1,478,408

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,521)	(2,664)	(224,934)	382,175	(2,086,719)	3,377,986

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	36,788	2,015	173,520	179,736	1,649,469	3,120,404
Transfers between variable and fixed accounts, net	627,399	138,216	4,044,943	2,475,603	(1,298,691)	9,841,292
Transfers—policy charges and deductions	(14,951)	(1,235)	(114,617)	(106,928)	(731,132)	(1,299,506)
Transfers—surrenders	—	—	(18,255)	(14,585)	(280,112)	(862,084)
Transfers—other	70	—	(16,561)	(18,069)	(119,831)	(439,722)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	649,306	138,996	4,069,030	2,515,757	(780,297)	10,360,384

NET INCREASE (DECREASE) IN NET ASSETS	613,785	136,332	3,844,096	2,897,932	(2,867,016)	13,738,370

NET ASSETS
Beginning of Year or Periods	136,332	—	3,556,222	658,290	31,441,094	17,702,724

End of Year or Periods	$750,117	$136,332	$7,400,318	$3,556,222	$28,574,078	$31,441,094

(1)	Unaudited.

(2)	Operations commenced on October 26, 2007.

(3)	Operations commenced on December 3, 2007.

(4)	Operations commenced on November 9, 2007.

(5)	Operations commenced on October 8, 2007.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Fidelity VIP Value Strategies		International Growth		Risk-Managed Core
	Service Class 2		Service Class (2)		Service Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$47,305	$243,316	$21,910	$1,404	$524
Realized gain (loss)	57,431	1,115,104	3,609,504	121,432	(350,932)	216
Change in unrealized appreciation (depreciation) on investments	(597,697)	(553,331)	(6,550,477)	466,762	(50,343)	(1,028)

Net Increase (Decrease) in Net Assets Resulting from Operations	(540,266)	609,078	(2,697,657)	610,104	(399,871)	(288)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	200,254	579,223	573,156	268,427	14,515	9,822
Transfers between variable and fixed accounts, net	(1,253,449)	(6,687,758)	16,895,411	9,968,378	847,146	151,460
Transfers—policy charges and deductions	(125,413)	(401,624)	(945,125)	(297,506)	(59,961)	(2,895)
Transfers—surrenders	(19,759)	(149,030)	(40,599)	(28,448)	(71,172)	—
Transfers—other	(15,277)	615,166	(30,784)	(147,606)	(32,628)	(244)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,213,644)	(6,044,023)	16,452,059	9,763,245	697,900	158,143

NET INCREASE (DECREASE) IN NET ASSETS	(1,753,910)	(5,434,945)	13,754,402	10,373,349	298,029	157,855

NET ASSETS
Beginning of Year or Periods	4,297,443	9,732,388	10,373,349	—	157,855	—

End of Year or Periods	$2,543,533	$4,297,443	$24,127,751	$10,373,349	$455,884	$157,855

	Mid Cap Growth				Legg Mason Partners Variable
	Service Class (4)		US Strategic Equity (5)		Aggressive Growth—Class II (6)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$72	$275	$—	$229	$—	$—
Realized gain (loss)	156,920	948	(6,815)	4,068	(8,579)	(33,788)
Change in unrealized appreciation (depreciation) on investments	(267,115)	40,788	1,494	(4,396)	(14,162)	(2,122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,123)	42,011	(5,321)	(99)	(22,741)	(35,910)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	66,080	18,334	19,009	130	28,016	16,040
Transfers between variable and fixed accounts, net	2,372,709	860,468	22,796	33,456	180,509	110,091
Transfers—policy charges and deductions	(32,293)	(8,727)	(3,503)	(802)	(12,062)	(12,799)
Transfers—surrenders	(2,765)	(1,760)	—	—	—	(998)
Transfers—other	1,209	4,340	362	—	199	2,680

Net Increase in Net Assets Derived from Policy Transactions	2,404,940	872,655	38,664	32,784	196,662	115,014

NET INCREASE IN NET ASSETS	2,294,817	914,666	33,343	32,685	173,921	79,104

NET ASSETS
Beginning of Periods	914,666	—	32,685	—	79,104	—

End of Periods	$3,209,483	$914,666	$66,028	$32,685	$253,025	$79,104

(1)	Unaudited.

(2)	Operations commenced on May 3, 2007.

(3)	Operations commenced on June 21, 2007.

(4)	Operations commenced on May 16, 2007.

(5)	Operations commenced on May 21, 2007.

(6)	Operations commenced on May 3, 2007.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007
	Legg Mason Partners Variable		MFS New Discovery Series		MFS Utilities Series
	Mid Cap Core—Class II (2)		Service Class (3)		Service Class (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$72	$—	$—	$59,498	$—
Realized gain (loss)	(23,138)	23,034	38,309	(563)	(257,077)	2,807
Change in unrealized appreciation (depreciation) on investments	15,641	(27,427)	(81,130)	(3,046)	(903,281)	343,371

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,497)	(4,321)	(42,821)	(3,609)	(1,100,860)	346,178

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,286	2,629	31,885	6,123	223,335	109,679
Transfers between variable and fixed accounts, net	34,549	130,562	479,496	212,903	(7,448,184)	14,008,715
Transfers—policy charges and deductions	(8,628)	(3,802)	(7,582)	(1,430)	(175,557)	(75,030)
Transfers—surrenders	—	(1,758)	—	—	(78,517)	(41,378)
Transfers—other	145	(538)	593	(119)	595	(11,417)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	35,352	127,093	504,392	217,477	(7,478,328)	13,990,569

NET INCREASE (DECREASE) IN NET ASSETS	27,855	122,772	461,571	213,868	(8,579,188)	14,336,747

NET ASSETS
Beginning of Periods	122,772	—	213,868	—	14,336,747	—

End of Periods	$150,627	$122,772	$675,439	$213,868	$5,757,559	$14,336,747

			T. Rowe Price		T. Rowe Price
	OpCap Small Cap (5)		Blue Chip Growth—II		Equity Income—II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$4,605	$285,985	$479,630
Realized gain (loss)	224,337	2,079	(40,235)	231,430	378,316	3,302,256
Change in unrealized appreciation (depreciation) on investments	(311,287)	(6,055)	(515,308)	44,227	(4,941,304)	(2,957,798)

Net Increase (Decrease) in Net Assets Resulting from Operations	(86,950)	(3,976)	(555,543)	280,262	(4,277,003)	824,088

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	19,143	10,504	313,003	661,302	1,426,669	2,644,557
Transfers between variable and fixed accounts, net	1,079,323	137,173	(73,867)	1,211,661	7,529,697	330,961
Transfers—policy charges and deductions	(11,304)	(4,875)	(206,489)	(383,069)	(705,076)	(1,614,464)
Transfers—surrenders	—	—	(90,119)	(47,595)	(361,636)	(2,122,377)
Transfers—other	83	1,281	(2,045)	1,398,283	(103,911)	(101,800)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,087,245	144,083	(59,517)	2,840,582	7,785,743	(863,123)

NET INCREASE (DECREASE) IN NET ASSETS	1,000,295	140,107	(615,060)	3,120,844	3,508,740	(39,035)

NET ASSETS
Beginning of Year or Periods	140,107	—	5,461,697	2,340,853	28,700,715	28,739,750

End of Year or Periods	$1,140,402	$140,107	$4,846,637	$5,461,697	$32,209,455	$28,700,715

(1)	Unaudited.

(2)	Operations commenced on May 21, 2007.

(3)	Operations commenced on May 14, 2007.

(4)	Operations commenced on May 11, 2007.

(5)	Operations commenced on May 24, 2007.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2008 (1)	2007
	Van Eck
	Worldwide Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$171,913	$53,609
Realized gain	11,100,870	9,073,320
Change in unrealized appreciation on investments	6,039,265	10,878,379

Net Increase in Net Assets Resulting from Operations	17,312,048	20,005,308

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,086,974	5,153,750
Transfers between variable and fixed accounts, net	16,056,046	2,490,507
Transfers—policy charges and deductions	(1,483,572)	(1,875,694)
Transfers—surrenders	(892,316)	(1,741,303)
Transfers—other	(214,957)	27,061

Net Increase in Net Assets Derived from Policy Transactions	15,552,175	4,054,321

NET INCREASE IN NET ASSETS	32,864,223	24,059,629

NET ASSETS
Beginning of Year or Period	63,021,211	38,961,582

End of Year or Period	$95,885,434	$63,021,211

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average		Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)		Returns (2)

Small-Cap Growth (3)
01/01/2008-06/30/2008 (Unaudited)	$13.15	3,279,466	$43,116,543	0.00%		(15.89%)
2007	15.63	3,236,389	50,586,573	0.00%		15.10%
2006	13.58	2,986,761	40,560,290	0.26%		5.07%
2005	12.93	3,275,109	42,331,400	0.22%		2.66%
2004	12.59	2,951,152	37,156,824	0.66%		18.94%
2003	10.59	3,398,472	35,974,022	0.53%		33.14%

International Value
01/01/2008-06/30/2008 (Unaudited)	$30.75	8,711,535	$267,893,101	0.05%		(11.60%)
2007	34.78	8,793,719	305,888,339	2.01%		6.24%
2006	32.74	8,634,107	282,689,209	1.65%		25.69%
2005	26.05	8,552,145	222,779,702	1.97%		9.43%
2004	23.80	8,918,003	212,291,147	1.64%		16.42%
2003	20.45	8,873,873	181,445,589	1.78%		27.71%

Long/Short Large-Cap (4)
5/2/2008-6/30/2008 (Unaudited)	$9.35	1,642,928	$15,359,228	0.00%		(8.00%)

International Small-Cap
01/01/2008-06/30/2008 (Unaudited)	$10.10	2,233,212	$22,557,806	0.33%		(6.45%)
2007	10.80	2,202,534	23,781,576	1.34%		4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.23%		3.10%

Equity Index
01/01/2008-06/30/2008 (Unaudited)	$50.04	9,545,279	$477,640,274	0.01%		(12.04%)
2007	56.89	9,701,628	551,923,775	1.84%		5.23%
2006	54.06	10,173,850	550,028,122	1.77%		15.52%
2005	46.80	10,743,851	502,817,844	1.46%		4.67%
2004	44.71	11,113,375	496,919,308	1.78%		10.58%
2003	40.43	11,037,075	446,272,511	1.59%		28.29%

Small-Cap Index
01/01/2008-06/30/2008 (Unaudited)	$17.08	12,915,372	$220,605,038	0.02%		(9.46%)
2007	18.87	14,234,769	268,559,624	1.25%		(2.02%)
2006	19.25	15,783,089	303,894,564	1.52%		17.79%
2005	16.35	17,236,081	281,759,120	0.49%		4.38%
2004	15.66	19,260,276	301,640,966	0.84%		17.76%
2003	13.30	5,554,119	73,865,812	0.71%		46.53%

Diversified Research
01/01/2008-06/30/2008 (Unaudited)	$13.30	3,838,958	$51,059,409	0.01%		(9.89%)
2007	14.76	4,824,065	71,202,866	0.71%		1.19%
2006	14.59	5,271,188	76,886,161	0.67%		11.97%
2005	13.03	5,109,087	66,554,596	0.47%		5.24%
2004	12.38	4,639,224	57,425,802	0.63%		11.20%
2003	11.13	3,940,814	43,865,757	0.48%		32.63%

Equity
01/01/2008-06/30/2008 (Unaudited)	$12.77	3,225,168	$41,189,228	0.08%		(10.86%)
2007	14.33	3,445,626	49,367,148	0.22%		6.27%
2006	13.48	3,338,286	45,007,199	0.37%		8.65%
2005	12.41	4,011,507	49,777,144	0.26%		6.53%
2004	11.65	4,204,821	48,978,168	0.79%		5.14%
2003	11.08	4,520,255	50,076,742	0.38%		24.33%

American Funds Growth-Income
01/01/2008-06/30/2008 (Unaudited)	$11.71	5,465,430	$64,004,670	0.00%		(11.27%)
2007	13.20	5,233,800	69,080,372	1.31%		4.66%
2006	12.61	4,458,099	56,224,609	1.62%		14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	1.92%		9.88%

American Funds Growth

01/01/2008-06/30/2008 (Unaudited)	$13.58	5,246,846	$71,258,869	0.00	% (5)	(7.89%)
2007	14.74	4,288,451	63,232,628	0.42%		11.93%
2006	13.17	4,463,397	58,796,109	0.69%		9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.78%		19.96%

Large-Cap Value
01/01/2008-06/30/2008 (Unaudited)	$15.09	8,916,055	$134,518,326	0.02%		(13.08%)
2007	17.36	9,143,314	158,714,149	1.18%		3.54%
2006	16.77	9,331,394	156,441,283	1.25%		17.58%
2005	14.26	9,608,665	137,007,537	1.29%		6.16%
2004	13.43	10,752,848	144,430,409	1.39%		9.93%
2003	12.22	8,834,486	107,946,997	1.31%		31.24%

Technology
01/01/2008-06/30/2008 (Unaudited)	$6.67	2,651,916	$17,682,119	0.18%		(17.39%)
2007	8.07	2,811,966	22,697,317	0.05%		23.03%
2006	6.56	2,674,031	17,543,154	0.00%		9.34%
2005	6.00	2,027,444	12,164,728	0.00%		21.71%
2004	4.93	1,963,166	9,677,876	0.00%		3.67%
2003	4.76	1,902,193	9,045,704	0.00%		42.58%

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Short Duration Bond
01/01/2008-06/30/2008 (Unaudited)	$11.14	4,530,445	$ 50,471,877	4.04%	(1.45%)
2007	11.31	4,049,884	45,784,334	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	3.05%	1.57%
2004	10.22	3,222,976	32,932,836	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732,267	17,489,215	2.67%	0.96%

Floating Rate Loan
01/01/2008-06/30/2008 (Unaudited)	$ 9.58	969,569	$ 9,291,027	7.27%	(2.34%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	7.28%	(1.89%)

Diversified Bond
01/01/2008-06/30/2008 (Unaudited)	$10.26	2,598,136	$ 26,668,029	3.85%	(3.69%)
2007	10.66	2,668,272	28,436,894	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	4.65%	5.19%

Growth LT
01/01/2008-06/30/2008 (Unaudited)	$45.00	6,026,979	$271,210,692	0.09%	(10.48%)
2007	50.27	6,242,947	313,824,437	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.60%	9.72%
2005	39.62	7,403,306	293,349,777	0.25%	7.68%
2004	36.80	8,117,880	298,732,310	0.00%	10.40%
2003	33.33	8,820,098	293,996,618	0.00%	33.98%

Focused 30
01/01/2008-06/30/2008 (Unaudited)	$14.95	3,727,466	$ 55,709,491	0.08%	(9.05%)
2007	16.43	3,080,715	50,627,718	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.07%	23.71%
2005	10.08	1,809,953	18,236,050	1.06%	22.07%
2004	8.25	1,076,135	8,882,205	0.06%	14.85%
2003	7.19	734,167	5,276,326	0.00%	42.26%

Health Sciences
01/01/2008-06/30/2008 (Unaudited)	$14.05	1,521,462	$ 21,374,515	0.00%	(8.03%)
2007	15.28	1,525,560	23,304,460	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	15.28%
2004	10.52	1,164,155	12,250,871	0.00%	7.54%
2003	9.79	1,003,438	9,819,112	0.00%	27.82%

Mid-Cap Equity (6)
01/01/2008-06/30/2008 (Unaudited)	$22.49	7,851,092	$176,558,127	0.00%	(9.18%)
2007	24.76	8,230,390	203,798,206	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.69%	14.97%
2005	22.01	7,960,146	175,210,180	0.54%	8.87%
2004	20.22	7,867,057	159,059,494	0.42%	25.08%
2003	16.16	6,439,885	104,100,588	0.59%	29.10%

Large-Cap Growth (7)
01/01/2008-06/30/2008 (Unaudited)	$ 7.73	7,141,006	$ 55,201,111	0.00%	(14.79%)
2007	9.07	6,937,338	62,931,690	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.21%	(3.82%)
2005	7.75	7,040,498	54,593,520	0.34%	2.94%
2004	7.53	8,859,994	66,740,228	0.73%	4.65%
2003	7.20	6,371,597	45,861,577	0.27%	25.36%

International Large-Cap
01/01/2008-06/30/2008 (Unaudited)	$11.80	15,163,935	$179,009,458	0.67%	(7.68%)
2007	12.79	15,067,071	192,663,328	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.87%	12.70%
2004	8.18	10,780,247	88,145,064	1.08%	18.61%
2003	6.89	9,224,647	63,593,649	1.31%	30.52%

Small-Cap Value
01/01/2008-06/30/2008 (Unaudited)	$21.61	3,082,152	$ 66,611,751	0.02%	(2.49%)
2007	22.16	2,748,103	60,911,384	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	1.37%	13.65%
2004	15.79	2,058,033	32,498,597	2.28%	24.41%
05/01/2003 -12/31/2003	12.69	970,884	12,323,204	1.76%	26.93%

Multi-Strategy
01/01/2008-06/30/2008 (Unaudited)	$48.50	1,772,901	$ 85,981,662	0.26%	(6.99%)
2007	52.14	1,891,715	98,643,009	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	2.24%	3.78%
2004	43.12	2,441,059	105,252,817	1.76%	9.81%
2003	39.26	2,453,312	96,327,173	1.47%	23.28%

Main Street Core
01/01/2008-06/30/2008 (Unaudited)	$49.95	2,966,671	$148,183,086	0.01%	(9.63%)
2007	55.27	3,102,111	171,459,406	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	1.24%	15.18%
2005	45.97	3,318,283	152,528,923	1.11%	5.99%
2004	43.37	3,405,144	147,678,818	1.32%	9.54%
2003	39.59	3,593,636	142,279,128	1.03%	26.96%

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Emerging Markets
01/01/2008-06/30/2008 (Unaudited)	$29.10	5,000,116	$145,497,442	0.19%	(11.32%)
2007	32.81	5,417,715	177,769,491	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	1.09%	41.47%
2004	14.01	4,032,143	56,485,350	1.90%	34.62%
2003	10.41	3,597,135	37,434,125	1.20%	68.42%

Money Market
01/01/2008-06/30/2008 (Unaudited)	$23.14	9,838,361	$227,673,802	2.60%	1.34%
2007	22.84	10,196,175	232,852,629	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	2.74%	2.82%
2004	20.21	13,542,076	273,645,486	1.01%	1.01%
2003	20.01	13,892,825	277,926,765	0.80%	0.79%

High Yield Bond
01/01/2008-06/30/2008 (Unaudited)	$39.10	1,743,174	$ 68,156,124	8.02%	(2.06%)
2007	39.92	1,924,183	76,816,614	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	7.05%	2.37%
2004	34.79	2,241,878	77,993,215	7.12%	9.42%
2003	31.79	2,290,346	72,817,214	7.37%	20.29%

Managed Bond
01/01/2008-06/30/2008 (Unaudited)	$42.36	9,824,731	$416,205,187	3.11%	0.13%
2007	42.31	9,776,620	413,635,229	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	3.40%	2.63%
2004	36.24	6,211,565	225,105,497	2.96%	5.38%
2003	34.39	6,314,379	217,152,849	4.29%	6.24%

Inflation Managed
01/01/2008-06/30/2008 (Unaudited)	$43.36	4,444,103	$192,705,693	4.17%	3.41%
2007	41.93	4,204,544	176,308,909	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	3.00%	2.54%
2004	36.94	3,319,185	122,599,913	0.83%	8.90%
2003	33.92	3,041,925	103,178,081	0.08%	8.24%

Comstock (8)
01/01/2008-06/30/2008 (Unaudited)	$10.38	5,661,409	$ 58,791,316	0.00%	(16.51%)
2007	12.44	6,703,119	83,377,663	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	1.39%	4.36%
2004	10.56	4,333,807	45,781,297	1.88%	17.17%
2003	9.02	1,746,197	15,743,378	1.03%	31.38%

Mid-Cap Growth
01/01/2008-06/30/2008 (Unaudited)	$ 9.46	6,584,761	$ 62,314,255	0.03%	(9.91%)
2007	10.50	6,666,596	70,025,236	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.23%	8.93%
2005	7.84	4,677,898	36,697,161	0.00%	17.90%
2004	6.65	3,056,878	20,339,747	0.00%	21.59%
2003	5.47	2,524,178	13,813,264	0.00%	30.39%

Real Estate
01/01/2008-06/30/2008 (Unaudited)	$34.77	2,381,441	$ 82,808,875	0.93%	(5.29%)
2007	36.71	2,496,462	91,656,848	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.89%	16.79%
2004	27.16	2,931,932	79,628,507	2.82%	37.62%
2003	19.74	2,443,728	48,227,396	3.26%	37.52%

Small-Cap Equity (9)
01/01/2008-06/30/2008 (Unaudited)	$14.29	1,286,664	$ 18,383,541	0.02%	(1.69%)
2007	14.53	785,370	11,413,846	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.86%	15.48%

I
01/01/2008-06/30/2008 (Unaudited)	$32.21	3,106,784	$100,055,648	0.00%	(14.57%)
2007	37.70	3,147,799	118,662,254	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	1.57%	10.55%
2004	24.90	2,231,535	55,570,535	1.28%	24.00%
2003	20.08	1,975,752	39,679,031	1.27%	47.43%

II
01/01/2008-06/30/2008 (Unaudited)	$23.45	1,443,292	$ 33,850,787	0.03%	(15.67%)
2007	27.81	1,388,785	38,626,287	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.45%	13.92%
2004	18.38	1,456,339	26,762,771	0.30%	11.19%
2003	16.53	1,190,189	19,670,670	0.28%	34.58%

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

III
01/01/2008-06/30/2008 (Unaudited)	$35.81	1,250,911	$44,790,484	0.00%	(6.02%)
2007	38.10	1,330,308	50,686,469	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	15.13%
2004	25.42	1,907,181	48,474,124	0.00%	9.33%
2003	23.25	1,680,154	39,059,365	0.00%	55.89%

V
01/01/2008-06/30/2008 (Unaudited)	$15.86	1,674,702	$26,568,687	0.09%	(6.37%)
2007	16.94	1,446,522	24,509,629	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.76%	7.81%
2004	13.09	696,561	9,116,719	0.81%	22.60%
2003	10.68	438,776	4,684,258	0.91%	29.65%

BlackRock Basic Value V.I. Class III (10)
01/01/2008-06/30/2008 (Unaudited)	$11.01	612,581	$ 6,744,086	0.00%	(12.83%)
2007	12.63	397,583	5,021,114	1.64%	1.53%
2006	12.44	234,578	2,917,816	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (11)
01/01/2008-06/30/2008 (Unaudited)	$14.55	2,073,290	$30,156,023	0.00%	(2.06%)
2007	14.85	793,421	11,783,611	4.57%	16.75%
2006	12.72	349,576	4,446,773	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	7.00%	9.28%

Fidelity VIP Contrafund Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$13.18	4,645,560	$61,219,005	0.04%	(12.29%)
2007	15.02	3,792,886	56,986,250	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 9.86	3,542	$ 34,918	0.06%	(1.67%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	See Note (12)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 9.36	443,190	$ 4,147,652	0.00%	(5.56%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	See Note (12)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 9.25	52,827	$ 488,537	0.00%	(6.39%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	See Note (12)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 9.06	70,654	$ 640,006	0.00%	(7.81%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	See Note (12)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 9.00	248,586	$ 2,237,516	0.00%	(8.24%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	See Note (12)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$ 8.83	84,934	$ 750,117	0.00%	(9.49%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	See Note (12)	(2.98%)

Fidelity VIP Growth Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$12.90	573,570	$ 7,400,318	0.00%	(10.30%)
2007	14.38	247,233	3,556,222	0.19%	26.66%
2006	11.36	57,966	658,290	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$14.01	2,040,064	$28,574,078	0.23%	(6.86%)
2007	15.04	2,090,850	31,441,094	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
01/01/2008-06/30/2008 (Unaudited)	$11.00	231,156	$ 2,543,533	0.00%	(14.66%)
2007	12.89	333,286	4,297,443	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	5.41%

International Growth Service Class
01/01/2008-06/30/2008 (Unaudited)	$10.44	2,311,969	$24,127,751	2.68%	(12.79%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.69%	16.76%

Risk-Managed Core Service Class
01/01/2008-06/30/2008 (Unaudited)	$ 8.87	51,388	$ 455,884	0.11%	(11.74%)
06/21/2007 - 12/31/2007	10.05	15,705	157,855	2.17%	0.66%

Mid Cap Growth Service Class
01/01/2008-06/30/2008 (Unaudited)	$10.44	307,387	$ 3,209,483	0.01%	(5.74%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.12%	8.83%

US Strategic Equity
01/01/2008-06/30/2008 (Unaudited)	$ 8.48	7,790	$ 66,028	0.00%	(10.23%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	4.44%	(8.17%)

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Legg Mason Partners Variable Aggressive
Growth Class—II
01/01/2008-06/30/2008 (Unaudited)	$ 8.76	28,894	$ 253,025	0.00%	(9.88%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	(4.02%)

Legg Mason Partners Variable Mid Cap
Core Class—II
01/01/2008-06/30/2008 (Unaudited)	$ 9.25	16,285	$ 150,627	0.00%	(5.39%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.12%	(5.49%)

MFS New Discovery Series Service Class
01/01/2008-06/30/2008 (Unaudited)	$ 8.75	77,217	$ 675,439	0.00%	(8.18%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	(4.79%)

MFS Utilities Series Service Class
01/01/2008-06/30/2008 (Unaudited)	$10.91	527,561	$ 5,757,559	1.35%	(2.00%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	9.08%

OpCap Small Cap
01/01/2008-06/30/2008 (Unaudited)	$ 8.39	135,955	$ 1,140,402	0.00%	(12.04%)
05/24/2007 - 12/31/2007	9.54	14,693	140,107	0.00%	(6.71%)

T. Rowe Price Blue Chip Growth—II
01/01/2008-06/30/2008 (Unaudited)	$11.74	412,784	$ 4,846,637	0.00%	(11.03%)
2007	13.20	413,880	5,461,697	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.28%	7.30%

T. Rowe Price Equity Income—II
01/01/2008-06/30/2008 (Unaudited)	$10.88	2,959,633	$32,209,455	2.01%	(13.72%)
2007	12.61	2,275,375	28,700,715	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	1.94%	3.19%

Van Eck Worldwide Hard Assets
01/01/2008-06/30/2008 (Unaudited)	$32.11	2,986,459	$95,885,434	0.46%	23.70%
2007	25.96	2,428,039	63,021,211	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	43.43%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(5)	Amount represents less than .005%.

(6)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(7)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(8)	Prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(10)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account. Prior to May 1, 2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(11)	Prior to October 1, 2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account. Prior to May 1, 2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(12)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94% and 3.04%, respectively.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2008 is comprised of sixty-one subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS® Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account that commenced operations on May 2, 2008: the Long/Short Large-Cap Variable Account.
     On June 20, 2008, the net assets of the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Funds of the XTF Advisors Trust, the underlying funds for the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Variable Accounts, were liquidated. Because these variable accounts were liquidated prior to June 30, 2008, no other information for these variable accounts is presented in this report.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 1,528,682 outstanding accumulation units (valued at $8,185,234) of the Concentrated Growth Variable Account were exchanged for 575,774 accumulation units with equal value of the Equity Variable Account; and a total of 1,209,146 outstanding accumulation units (valued at $12,366,072) of the Capital Opportunities Variable Account were exchanged for 222,822 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were characterized as Level 1 as defined in SFAS 157.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the periods ended June 30, 2008, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth	$3,465,908	$2,894,602
International Value	12,838,254	15,830,686
Long/Short Large-Cap (1)	16,700,705	17,650
International Small-Cap	3,411,526	3,204,910
Equity Index	26,008,551	33,888,017
Small-Cap Index	5,680,275	29,048,293
Diversified Research	1,507,106	15,195,327
Equity	1,982,834	4,895,520
American Funds Growth-Income	8,734,334	6,036,434
American Funds Growth	15,418,940	2,115,853
Large-Cap Value	4,749,714	8,425,816
Technology	2,519,222	3,658,840
Short Duration Bond	8,708,514	3,331,795
Floating Rate Loan	1,422,362	1,350,557
Diversified Bond	4,187,761	4,896,088
Growth LT	6,677,724	16,801,949
Focused 30	15,135,286	4,686,741
Health Sciences	3,461,609	3,366,086
Mid-Cap Equity (formerly Mid-Cap Value)	5,514,015	14,435,954
Large-Cap Growth	5,338,021	3,786,831
International Large-Cap	10,902,093	9,916,875
Small-Cap Value	12,835,554	5,305,088
Multi-Strategy	1,840,781	7,761,018
Main Street Core	1,892,493	8,990,068
Emerging Markets	8,945,583	21,182,332
Money Market	125,810,777	134,046,514
High Yield Bond	5,590,220	12,690,552
Managed Bond	18,436,968	16,341,432
Inflation Managed	19,409,313	9,002,113
Comstock	4,724,720	16,499,035
Mid-Cap Growth	12,115,339	13,392,957
Real Estate	8,285,358	12,510,307
Small-Cap Equity	8,574,850	1,227,484
I	17,873,234	18,857,981
II	16,145,067	13,743,142
III	5,279,886	8,153,577
V	5,887,885	2,130,106
BlackRock Basic Value V.I. Class III	3,317,908	775,608
BlackRock Global Allocation V.I. Class III	20,133,164	1,296,814
Fidelity VIP Contrafund Service Class 2	16,148,512	4,610,216
Fidelity VIP Freedom Income Service Class 2	25,036	1,199
Fidelity VIP Freedom 2010 Service Class 2	4,246,039	54,844
Fidelity VIP Freedom 2015 Service Class 2	378,568	205,114
Fidelity VIP Freedom 2020 Service Class 2	615,554	40,515
Fidelity VIP Freedom 2025 Service Class 2	73,884	50,857
Fidelity VIP Freedom 2030 Service Class 2	712,954	63,648
Fidelity VIP Growth Service Class 2	5,801,787	1,732,759
Fidelity VIP Mid Cap Service Class 2	3,838,496	4,618,795
Fidelity VIP Value Strategies Service Class 2	418,373	1,632,017
International Growth Service Class	17,875,044	1,422,736
Risk-Managed Core Service Class	11,593,203	10,895,307
Mid Cap Growth Service Class	3,323,714	918,774
US Strategic Equity	87,748	49,083
Legg Mason Partners Variable Aggressive Growth Class—II	280,327	83,664
Legg Mason Partners Variable Mid Cap Core Class—II	99,510	64,158
MFS New Discovery Series Service Class	536,601	32,209
MFS Utilities Series Service Class	4,257,947	11,736,278
OpCap Small Cap	1,139,068	51,823
T. Rowe Price Blue Chip Growth—II	1,553,062	1,612,577
T. Rowe Price Equity Income—II	13,315,940	5,530,193
Van Eck Worldwide Hard Assets	21,782,218	6,230,040

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2008 and for the year or periods ended December 31, 2007, were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth	637,299	(594,222)	43,077	1,328,245	(1,078,617)	249,628
International Value	1,127,849	(1,210,033)	(82,184)	3,613,315	(3,453,703)	159,612
Long/Short Large-Cap (1)	1,683,190	(40,262)	1,642,928
International Small-Cap	775,534	(744,856)	30,678	1,994,399	(1,040,736)	953,663
Equity Index	1,072,616	(1,228,965)	(156,349)	2,346,136	(2,818,358)	(472,222)
Small-Cap Index	1,149,402	(2,468,799)	(1,319,397)	5,200,162	(6,748,482)	(1,548,320)
Diversified Research	438,858	(1,423,965)	(985,107)	1,834,616	(2,281,739)	(447,123)
Equity	379,574	(600,032)	(220,458)	1,562,333	(1,454,993)	107,340
American Funds Growth-Income	1,236,212	(1,004,582)	231,630	3,864,346	(3,088,645)	775,701
American Funds Growth	1,596,859	(638,464)	958,395	6,462,193	(6,637,139)	(174,946)
Large-Cap Value	1,133,626	(1,360,885)	(227,259)	3,802,400	(3,990,480)	(188,080)
Technology	609,827	(769,877)	(160,050)	2,725,068	(2,587,133)	137,935
Short Duration Bond	1,172,175	(691,614)	480,561	2,099,182	(2,193,911)	(94,729)
Floating Rate Loan	225,071	(218,493)	6,578	1,492,611	(529,620)	962,991
Diversified Bond	717,051	(787,187)	(70,136)	2,197,179	(525,995)	1,671,184
Growth LT	655,738	(871,706)	(215,968)	1,528,998	(2,217,785)	(688,787)
Focused 30	1,281,554	(634,803)	646,751	3,200,064	(2,406,722)	793,342
Health Sciences	555,680	(559,778)	(4,098)	1,180,515	(1,106,060)	74,455
Mid-Cap Equity (formerly Mid-Cap Value)	1,146,452	(1,525,750)	(379,298)	4,701,984	(4,507,228)	194,756
Large-Cap Growth	1,329,833	(1,126,165)	203,668	2,666,940	(3,784,818)	(1,117,878)
International Large-Cap	2,953,798	(2,856,934)	96,864	7,575,096	(8,276,120)	(701,024)
Small-Cap Value	956,642	(622,593)	334,049	2,789,105	(3,035,336)	(246,231)
Multi-Strategy	115,175	(233,989)	(118,814)	419,934	(641,403)	(221,469)
Main Street Core	282,304	(417,744)	(135,440)	857,901	(743,735)	114,166
Emerging Markets	961,353	(1,378,952)	(417,599)	3,297,383	(3,008,268)	289,115
Money Market	13,598,020	(13,955,834)	(357,814)	41,973,985	(40,434,947)	1,539,038
High Yield Bond	337,842	(518,851)	(181,009)	1,358,115	(1,355,359)	2,756
Managed Bond	1,635,160	(1,587,049)	48,111	5,791,955	(5,040,503)	751,452
Inflation Managed	935,370	(695,811)	239,559	1,832,522	(1,716,114)	116,408
Comstock	1,256,535	(2,298,245)	(1,041,710)	4,191,474	(2,218,901)	1,972,573
Mid-Cap Growth	2,197,712	(2,279,547)	(81,835)	6,065,688	(5,452,366)	613,322
Real Estate	533,019	(648,040)	(115,021)	1,732,006	(2,061,947)	(329,941)
Small-Cap Equity	664,873	(163,579)	501,294	685,388	(315,543)	369,845
I	668,524	(709,539)	(41,015)	1,471,592	(1,436,624)	34,968
II	728,754	(674,247)	54,507	418,243	(616,197)	(197,954)
III	210,432	(289,829)	(79,397)	862,656	(872,515)	(9,859)
V	433,656	(205,476)	228,180	396,302	(499,078)	(102,776)
BlackRock Basic Value V.I. Class III	301,090	(86,092)	214,998	534,033	(371,028)	163,005
BlackRock Global Allocation V.I. Class III	1,481,502	(201,633)	1,279,869	600,505	(156,660)	443,845
Fidelity VIP Contrafund Service Class 2	1,831,509	(978,835)	852,674	3,054,776	(1,707,936)	1,346,840
Fidelity VIP Freedom Income Service Class 2	2,519	(120)	2,399	1,154	(11)	1,143
Fidelity VIP Freedom 2010 Service Class 2	444,907	(10,201)	434,706	8,484	—	8,484
Fidelity VIP Freedom 2015 Service Class 2	39,912	(21,255)	18,657	36,931	(2,761)	34,170
Fidelity VIP Freedom 2020 Service Class 2	66,249	(5,144)	61,105	9,587	(38)	9,549
Fidelity VIP Freedom 2025 Service Class 2	10,349	(7,837)	2,512	247,965	(1,891)	246,074
Fidelity VIP Freedom 2030 Service Class 2	79,236	(8,274)	70,962	14,103	(131)	13,972
Fidelity VIP Growth Service Class 2	469,584	(143,247)	326,337	235,682	(46,415)	189,267
Fidelity VIP Mid Cap Service Class 2	409,135	(459,921)	(50,786)	1,410,663	(677,622)	733,041
Fidelity VIP Value Strategies Service Class 2	46,477	(148,607)	(102,130)	1,006,295	(1,468,870)	(462,575)
International Growth Service Class	1,773,778	(328,629)	1,445,149	1,256,974	(390,154)	866,820
Risk-Managed Core Service Class	1,246,105	(1,210,422)	35,683	16,147	(442)	15,705
Mid Cap Growth Service Class	315,483	(90,673)	224,810	87,733	(5,156)	82,577
US Strategic Equity	4,900	(572)	4,328	4,906	(1,444)	3,462
Legg Mason Partners Variable Aggressive Growth—Class II	29,206	(8,453)	20,753	128,796	(120,655)	8,141
Legg Mason Partners Variable Mid Cap Core—Class II	11,055	(7,328)	3,727	15,146	(2,588)	12,558
MFS New Discovery Series Service Class	59,000	(4,232)	54,768	24,601	(2,152)	22,449
MFS Utilities Series Service Class	475,431	(1,235,277)	(759,846)	1,315,413	(28,006)	1,287,407
OpCap Small Cap	126,161	(4,899)	121,262	16,624	(1,931)	14,693
T. Rowe Price Blue Chip Growth—II	132,618	(133,714)	(1,096)	2,300,538	(2,086,199)	214,339
T. Rowe Price Equity Income—II	1,338,698	(654,440)	684,258	4,939,215	(5,011,343)	(72,128)
Van Eck Worldwide Hard Assets	1,090,497	(532,077)	558,420	1,998,450	(1,752,342)	246,108

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

Semi-Annual Report
as of June 30, 2008

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company
P.O. Box 2030
Omaha, Nebraska 68103-2030

ADDRESS SERVICE REQUESTED

Form No. 15-17794-18